Basis of Presentation (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	May 13, 2024
IfrsStatementLineItems [Line Items]
Profit (loss)	$ 18,503
Equity	18,502	$ 18,502		$ (1)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		2,624,738	$ 2,391,161
[custom:WorkingCapitalDeficits-0]	5,998,779	5,998,779	3,771,077
Equity	$ 1,115,916	$ 1,115,916	$ (1,450,992)